Financial Risk Management - Schedule of Credit Risk Profile of Trade Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Credit Risk Profile of Trade Receivables [Line Items]
Trade receivables	$ 1,810,275	$ 1,199,983
ECL	(37,773)	(10,079)
Trade receivables, net	1,772,502	1,189,904
Not past due [Member]
Schedule of Credit Risk Profile of Trade Receivables [Line Items]
Trade receivables	1,810,275	963,793
ECL	(37,773)	(8,096)
Trade receivables, net	1,772,502	955,697
30 Days [Member]
Schedule of Credit Risk Profile of Trade Receivables [Line Items]
Trade receivables		141,108
ECL		(1,185)
Trade receivables, net		139,923
31 Days to 60 Days [Member]
Schedule of Credit Risk Profile of Trade Receivables [Line Items]
Trade receivables		92,415
ECL		(776)
Trade receivables, net		91,639
61 Days to 90 Days [Member]
Schedule of Credit Risk Profile of Trade Receivables [Line Items]
Trade receivables		2,667
ECL		(22)
Trade receivables, net		$ 2,645